Board Remuneration (Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]		Dec. 31, 2011 C.D. Del Prado [Member]	Dec. 31, 2011 P.A.M. Van Bommel [Member]	Dec. 31, 2011 A.H. Del Prado [Member]	Dec. 31, 2011 J.F.M. Westendorp [Member]	Dec. 31, 2011 2003 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] USD ($)		Dec. 31, 2011 2006 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] A.H. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2007 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2008 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2009 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2009 [Member] J.F.M. Westendorp [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2010 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2011 [Member] C.D. Del Prado [Member] ASM International N.V. [Member] EUR (€)		Dec. 31, 2011 2011 [Member] P.A.M. Van Bommel [Member] ASM International N.V. [Member] EUR (€)
Board Remuneration [Line Items]
Year of grant											2003	[1]	2006	[2]	2007	[3]	2007	[3]	2007	[3]	2008	[3]	2009	[3]	2009	[2]	2010	[4]	2011	[3]	2011	[4]
Number of options outstanding, beginning balance	686,060	822,900	602,940		385,983,000						20,000,000	[1]	56,000,000	[2]	19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	100,000,000	[3]	50,000,000	[3]	40,000,000	[2]	25,000,000	[4]
Number of options granted	687,114	42,000	358,400		128,000,000																								75,000,000	[3]	53,000,000	[4]
Adjustment from vesting condition					25,000,000	[5]															25,000,000	[3],[5]
Exercised	(169,870)	(143,140)	(69,700)		(56,000,000)								(56,000,000)	[2]
Forfeited	(1,080)	(35,700)	(68,740)
Number of options outstanding, ending balance	515,110	686,060	822,900		482,983,000						20,000,000	[1]			19,645,000	[3]	52,886,000	[3]	22,452,000	[3]	125,000,000	[3]	50,000,000	[3]	40,000,000	[2]	25,000,000	[4]	75,000,000	[3]	53,000,000	[4]
Exercise price	$ 20.83	$ 20.40	$ 19.00	$ 18.47							$ 11.35	[1]	€ 15.40	[2]	€ 19.47	[3]	€ 19.47	[3]	€ 19.47	[3]	€ 12.71	[3]	€ 15.09	[3]	€ 15.09	[2]	€ 16.27	[4]	€ 22.33	[3]	€ 22.33	[4]
Remaining term, in years	3						10	7	8	5	2	[1]			4	[3]	4	[3]	4	[3]	5	[3]	6	[3]	6	[2]	6	[4]	7	[3]	7	[4]
Maximum percentage of options granted									150.00%
Options outstanding, Weighted average remaining contractual life (in years)	3						10	7	8	5	2	[1]			4	[3]	4	[3]	4	[3]	5	[3]	6	[3]	6	[2]	6	[4]	7	[3]	7	[4]
Options exercisable, remaining contractual life, years	7						5	3	3	5
Stock options granted, vesting percentage	125.00%

[1]	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
[2]	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
[3]	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
[4]	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
[5]	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.